EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
share capital
	December 31, 2018		December 31, 2017
	Authorized	Outstanding	Authorized	Outstanding
ordinary shares of NIS 1 par value	70,000,000	40,295,078	70,000,000	40,262,819